Rights of Use - Gross Costs, Accumulated Depreciation, and Impairment Losses of Rights of Use (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	€ 4,982	€ 6,939	€ 7,870	€ 0
Land and Natural Properties
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	762	1,514		0
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	2,819	3,793		0
Plant and Machinery
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	1,238	1,434		0
Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	163	198		€ 0
Gross cost
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	7,482	8,739
Gross cost | Land and Natural Properties
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	1,326	1,890
Gross cost | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	4,107	4,722
Gross cost | Plant and Machinery
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	1,740	1,822
Gross cost | Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	309	305
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	(2,500)	(1,800)
Accumulated depreciation | Land and Natural Properties
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	(564)	(376)
Accumulated depreciation | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	(1,288)	(929)
Accumulated depreciation | Plant and Machinery
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	(502)	(388)
Accumulated depreciation | Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	€ (146)	€ (107)